Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Share-based Compensation
Share-based compensation expense	$ 1,601,000	$ 1,269,000
Share-based compensation reclassified from liability to additional paid-in capital	1,770,000	451,000
Share-based compensation recorded as liability	1,260,000		$ 2,241,000
Unrecognized compensation cost	6,679,000
Liability
Share-based Compensation
Share-based compensation expense	789,000	594,000
Additional Paid-in Capital
Share-based Compensation
Share-based compensation expense	812,000	675,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	878,000	691,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	$ 723,000	$ 578,000